Business Segment (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Business Segment Information
Service	$ 4,328,654	$ 4,443,491	$ 4,952,603
Equipment and product sales	680,784	457,745	392,674
Total operating revenues	5,009,438	4,901,236	5,345,277
Cost of services (excluding Depreciation, amortization and accretion reported below)	1,164,658	1,118,183	1,274,625
Cost of equipment and products	1,346,811	1,107,133	997,945
Selling, general and administrative	1,865,807	1,947,778	2,033,901
Depreciation, amortization and accretion	836,532	1,018,077	813,626
Loss on impairment of assets	87,802		515
(Gain) loss on asset disposals, net	26,531	30,841	19,741
(Gain) loss on sale of business and other exit costs, net	(15,846)	(300,656)	21,061
(Gain) loss on license sales and exchanges	(112,993)	(255,479)
Operating income (loss)	(189,864)	235,359	183,863
Equity in earnings of unconsolidated entities	131,965	132,714	92,867
Interest and dividend income	16,957	9,092	9,248
Gain (loss) on investments		14,547	(3,718)
Interest expense	(111,397)	(98,811)	(86,745)
Other, net	115	(37)	720
Income (loss) before income taxes	(152,224)	292,864	196,235
Depreciation, amortization and accretion	836,532	1,018,077	813,626
Loss on impairment of assets	87,802		515
(Gain) loss on sale of business and other exit costs, net	(15,846)	(300,656)	21,061
(Gain) loss on license sales and exchanges	(112,993)	(255,479)
Gain (loss) on investments		(14,547)	3,718
Interest expense	111,397	98,811	86,745
Adjusted income (loss) before income taxes	754,668	839,070	1,121,900
Investments in unconsolidated entities	321,729	301,772	179,921
Total assets	8,906,939	8,904,147	8,623,900
Capital expenditures	770,577	909,660	1,004,621
U.S. Cellular
Business Segment Information
Service	3,397,937	3,594,773	4,098,856
Equipment and product sales	494,810	324,063	353,228
Total operating revenues	3,892,747	3,918,836	4,452,084
Cost of services (excluding Depreciation, amortization and accretion reported below)	769,911	763,435	946,805
Cost of equipment and products	1,192,669	999,000	935,947
Selling, general and administrative	1,591,914	1,677,395	1,764,933
Depreciation, amortization and accretion	605,997	803,781	608,633
(Gain) loss on asset disposals, net	21,469	30,606	18,088
(Gain) loss on sale of business and other exit costs, net	(32,830)	(246,767)	21,022
(Gain) loss on license sales and exchanges	(112,993)	(255,479)
Operating income (loss)	(143,390)	146,865	156,656
Equity in earnings of unconsolidated entities	129,764	131,949	90,364
Interest and dividend income	12,148	3,961	3,644
Gain (loss) on investments		18,556	(3,718)
Interest expense	(57,386)	(43,963)	(42,393)
Other, net	160	288	500
Income (loss) before income taxes	(58,704)	257,656	205,053
Depreciation, amortization and accretion	605,997	803,781	608,633
(Gain) loss on sale of business and other exit costs, net	(32,830)	(246,767)	21,022
(Gain) loss on license sales and exchanges	(112,993)	(255,479)
Gain (loss) on investments		(18,556)	3,718
Interest expense	57,386	43,963	42,393
Adjusted income (loss) before income taxes	458,856	584,598	880,819
Investments in unconsolidated entities	283,014	265,585	144,531
Total assets	6,487,268	6,445,708	6,587,450
Capital expenditures	557,615	737,501	836,748
TDS Telecom Wireline
Business Segment Information
Service	714,586	723,372	738,216
Equipment and product sales	1,836	3,195	3,532
Total operating revenues	716,422	726,567	741,748
Cost of services (excluding Depreciation, amortization and accretion reported below)	256,878	266,635	270,333
Cost of equipment and products	2,336	3,831	3,732
Selling, general and administrative	189,956	220,097	235,716
Depreciation, amortization and accretion	169,044	170,868	172,526
(Gain) loss on asset disposals, net	2,091	130	1,020
(Gain) loss on sale of business and other exit costs, net	(2,357)		39
Operating income (loss)	98,474	65,006	58,382
Equity in earnings of unconsolidated entities	8	19	10
Interest and dividend income	2,396	1,759	3,085
Gain (loss) on investments		830
Interest expense	2,695	3,265	2,674
Other, net	(32)	(214)	(353)
Income (loss) before income taxes	103,541	70,665	63,798
Depreciation, amortization and accretion	169,044	170,868	172,526
(Gain) loss on sale of business and other exit costs, net	(2,357)		39
Gain (loss) on investments		(830)
Interest expense	(2,695)	(3,265)	(2,674)
Adjusted income (loss) before income taxes	267,533	237,438	233,689
Investments in unconsolidated entities	3,803	3,809	3,809
Total assets	1,419,478	1,452,502	1,519,698
Capital expenditures	135,805	140,009	158,580
TDS Telecom Cable
Business Segment Information
Service	116,855	35,883
Total operating revenues	116,855	35,883
Cost of services (excluding Depreciation, amortization and accretion reported below)	54,265	17,274
Selling, general and administrative	36,175	11,054
Depreciation, amortization and accretion	23,643	7,571
(Gain) loss on asset disposals, net	2,482	28
Operating income (loss)	290	(44)
Interest and dividend income	8	2
Interest expense	95	(74)
Other, net	(1)
Income (loss) before income taxes	392	(116)
Depreciation, amortization and accretion	23,643	7,571
Interest expense	(95)	74
Adjusted income (loss) before income taxes	23,940	7,529
Total assets	563,585	278,969
Capital expenditures	35,640	8,375
TDS Telecom HMS
Business Segment Information
Service	109,766	94,875	77,096
Equipment and product sales	148,966	90,741	35,914
Total operating revenues	258,732	185,616	113,010
Cost of services (excluding Depreciation, amortization and accretion reported below)	77,392	60,423	46,836
Cost of equipment and products	126,362	75,991	28,945
Selling, general and administrative	53,020	44,945	34,193
Depreciation, amortization and accretion	26,912	24,262	20,568
Loss on impairment of assets	84,000
(Gain) loss on asset disposals, net	181	125	108
Operating income (loss)	(109,135)	(20,130)	(17,640)
Interest and dividend income	26	63	25
Interest expense	(1,602)	(1,626)	(1,160)
Other, net	12	29	(1)
Income (loss) before income taxes	(110,699)	(21,664)	(18,776)
Depreciation, amortization and accretion	26,912	24,262	20,568
Loss on impairment of assets	84,000
Interest expense	1,602	1,626	1,160
Adjusted income (loss) before income taxes	1,815	4,224	2,952
Total assets	268,972	328,397	267,798
Capital expenditures	36,618	16,474	15,344
TDS Telecom Eliminations
Business Segment Information
Service	(3,697)	(1,063)	(252)
Total operating revenues	(3,697)	(1,063)	(252)
Cost of services (excluding Depreciation, amortization and accretion reported below)	(3,504)	(1,000)	(252)
Selling, general and administrative	(193)	(63)
TDS Telecom
Business Segment Information
Service	937,510	853,067	815,060
Equipment and product sales	150,802	93,936	39,446
Total operating revenues	1,088,312	947,003	854,506
Cost of services (excluding Depreciation, amortization and accretion reported below)	385,031	343,332	316,917
Cost of equipment and products	128,698	79,822	32,677
Selling, general and administrative	278,958	276,033	269,909
Depreciation, amortization and accretion	219,599	202,701	193,094
Loss on impairment of assets	84,000
(Gain) loss on asset disposals, net	4,754	283	1,128
(Gain) loss on sale of business and other exit costs, net	(2,357)		39
Operating income (loss)	(10,371)	44,832	40,742
Equity in earnings of unconsolidated entities	8	19	10
Interest and dividend income	2,430	1,824	3,110
Gain (loss) on investments		830
Interest expense	1,188	1,565	1,514
Other, net	(21)	(185)	(354)
Income (loss) before income taxes	(6,766)	48,885	45,022
Depreciation, amortization and accretion	219,599	202,701	193,094
Loss on impairment of assets	84,000
(Gain) loss on sale of business and other exit costs, net	(2,357)		39
Gain (loss) on investments		(830)
Interest expense	(1,188)	(1,565)	(1,514)
Adjusted income (loss) before income taxes	293,288	249,191	236,641
Investments in unconsolidated entities	3,803	3,809	3,809
Total assets	2,252,035	2,059,868	1,787,496
Capital expenditures	208,063	164,858	173,924
Corporate, Eliminations and Other
Business Segment Information
Service	(6,793)	(4,349)	38,687
Equipment and product sales	35,172	39,746
Total operating revenues	28,379	35,397	38,687
Cost of services (excluding Depreciation, amortization and accretion reported below)	9,716	11,416	10,903
Cost of equipment and products	25,444	28,311	29,321
Selling, general and administrative	(5,065)	(5,650)	(941)
Depreciation, amortization and accretion	10,936	11,595	11,899
Loss on impairment of assets	3,802		515
(Gain) loss on asset disposals, net	308	(48)	525
(Gain) loss on sale of business and other exit costs, net	19,341	(53,889)
Operating income (loss)	(36,103)	43,662	(13,535)
Equity in earnings of unconsolidated entities	2,193	746	2,493
Interest and dividend income	2,379	3,307	2,494
Gain (loss) on investments		(4,839)
Interest expense	(55,199)	(56,413)	(45,866)
Other, net	(24)	(140)	574
Income (loss) before income taxes	(86,754)	(13,677)	(53,840)
Depreciation, amortization and accretion	10,936	11,595	11,899
Loss on impairment of assets	3,802		515
(Gain) loss on sale of business and other exit costs, net	19,341	(53,889)
Gain (loss) on investments		4,839
Interest expense	55,199	56,413	45,866
Adjusted income (loss) before income taxes	2,524	5,281	4,440
Investments in unconsolidated entities	34,912	32,378	31,581
Total assets	167,636	398,571	248,954
Capital expenditures	$ 4,899	$ 7,301	$ (6,051)